UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2013 (Unaudited)

DWS Global Small Cap Growth Fund
	Shares	Value ($)
Common Stocks 95.7%
Australia 0.3%
Austal Ltd.* (Cost $2,394,918)	1,805,595	1,371,324
Bermuda 0.8%
Lazard Ltd. "A" (Cost $2,580,692)	103,096	3,748,571
Brazil 0.6%
Fleury SA (Cost $3,694,212)	315,457	2,682,563
Canada 1.0%
SunOpta, Inc.* (Cost $5,027,296)	591,078	4,775,910
China 1.6%
Charm Communications, Inc. (ADR)	341,847	1,528,056
Minth Group Ltd.	3,364,509	5,988,078

(Cost $4,796,813)		7,516,134
Cyprus 1.0%
ProSafe SE (Cost $3,409,077)	443,873	4,446,110
Denmark 1.1%
GN Store Nord AS (Cost $3,415,313)	236,001	4,873,874
France 1.7%
Flamel Technologies SA (ADR)*	510,242	3,061,452
JC Decaux SA (a)	143,906	4,616,470

(Cost $10,588,598)		7,677,922
Germany 4.2%
Fresenius Medical Care AG & Co. KGaA	32,004	2,022,936
Gerresheimer AG	47,797	2,792,414
M.A.X. Automation AG	605,286	3,873,501
Rational AG	12,975	3,776,909
United Internet AG (Registered)	219,193	7,154,452

(Cost $7,455,417)		19,620,212
Gibraltar 0.4%
Bwin.Party Digital Entertainment PLC (Cost $2,978,784)	800,534	1,701,745
Hong Kong 2.9%
K Wah International Holdings Ltd.	11,093,420	5,059,558
REXLot Holdings Ltd.	63,054,506	4,063,884
Techtronic Industries Co., Ltd.	1,787,659	4,364,984

(Cost $9,000,380)		13,488,426
Indonesia 1.2%
PT Arwana Citramulia Tbk	41,973,144	3,386,853
PT Ciputra Property Tbk	26,211,443	2,348,268

(Cost $6,104,507)		5,735,121
Ireland 3.7%
C&C Group PLC	759,245	4,205,977
Paddy Power PLC	76,996	6,230,715
Ryanair Holdings PLC	725,360	6,725,657

(Cost $4,025,033)		17,162,349
Italy 0.6%
Prysmian SpA (Cost $2,367,091)	131,598	2,667,857
Japan 7.9%
Ai Holdings Corp.	285,034	2,438,538
Avex Group Holdings, Inc.	160,478	5,501,907
Hajime Construction Co., Ltd. (a)	93,084	4,798,984
Kusuri No Aoki Co., Ltd.	64,002	4,845,993
Medical System Network Co., Ltd.	361,109	1,521,345
MISUMI Group, Inc.	98,628	2,680,860
Nippon Seiki Co., Ltd.	377,271	5,572,779
United Arrows Ltd.	125,040	5,653,104
Universal Entertainment Corp.	176,250	3,475,392

(Cost $25,801,718)		36,488,902
Luxembourg 0.3%
L'Occitane International SA (Cost $1,118,940)	570,347	1,277,737
Malaysia 1.4%
Hartalega Holdings Bhd.	2,108,823	4,222,109
Tune Ins Holdings Bhd.*	3,630,436	2,244,207

(Cost $4,299,624)		6,466,316
Netherlands 4.2%
Brunel International NV	87,846	4,232,968
Chicago Bridge & Iron Co. NV (b)	72,621	4,326,759
Koninklijke Vopak NV	74,199	4,272,166
SBM Offshore NV*	330,029	6,411,629

(Cost $9,570,565)		19,243,522
Panama 0.8%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $3,528,324)	148,290	3,735,425
Philippines 1.9%
Alliance Global Group, Inc.	8,593,726	5,204,855
GT Capital Holdings, Inc.	164,813	3,102,746
House of Investments, Inc.	2,883,191	487,292

(Cost $5,563,390)		8,794,893
Singapore 1.7%
Lian Beng Group Ltd.	8,358,873	3,615,011
UE E&C Ltd.	96,746	56,274
Yongnam Holdings Ltd.	16,662,632	4,333,622

(Cost $6,248,143)		8,004,907
Switzerland 1.8%
Dufry AG (Registered)*	35,232	4,601,312
OC Oerlikon Corp. AG (Registered)*	286,771	3,756,695

(Cost $7,850,473)		8,358,007
Thailand 1.1%
Malee Sampran Factory PCL (Foreign Registered)	1,532,640	1,652,607
Ticon Industrial Connection PCL "F"	5,286,897	3,361,318

(Cost $6,195,237)		5,013,925
United Kingdom 10.5%
ARM Holdings PLC	144,894	1,941,150
Ashmore Group PLC	720,707	4,079,351
Babcock International Group PLC	451,666	8,097,715
Burberry Group PLC	135,161	3,156,038
Crest Nicholson Holdings PLC*	451,300	2,307,629
Domino's Pizza Group PLC	336,506	2,917,975
Essentra PLC	322,697	3,794,622
Hargreaves Lansdown PLC	288,084	4,310,534
HellermannTyton Group PLC*	1,018,458	3,865,596
IG Group Holdings PLC	395,276	3,462,634
John Wood Group PLC	284,520	3,897,202
Nanoco Group PLC*	964,365	2,405,797
Rotork PLC	100,992	4,090,238

(Cost $26,680,070)		48,326,481
United States 43.0%
Advance Auto Parts, Inc.	37,677	3,107,976
Aecom Technology Corp.*	108,228	3,668,929
Aeropostale, Inc.* (a)	160,480	2,428,062
Affiliated Managers Group, Inc.*	29,854	5,384,169
Altra Holdings, Inc.	90,209	2,249,813
Applied Industrial Technologies, Inc.	69,007	3,599,405
Ascena Retail Group, Inc.* (a)	137,460	2,624,111
BE Aerospace, Inc.*	99,911	6,964,796
Blount International, Inc.*	179,510	2,365,942
BorgWarner, Inc.*	38,988	3,720,625
Cardtronics, Inc.*	82,336	2,425,619
Catamaran Corp.*	78,391	4,139,045
Cognex Corp. (a)	51,627	2,741,910
CONMED Corp.	75,179	2,465,871
Deckers Outdoor Corp.* (a)	54,527	2,989,716
Derma Sciences, Inc.*	189,300	2,689,953
DFC Global Corp.* (a)	228,417	3,538,179
Dresser-Rand Group, Inc.*	66,746	4,062,829
Encore Capital Group, Inc.* (a)	118,905	4,620,648
Furiex Pharmaceuticals, Inc.*	58,272	2,563,385
Green Mountain Coffee Roasters, Inc.* (a)	60,842	4,695,786
Hain Celestial Group, Inc.* (a)	34,328	2,504,571
Harris Corp.	61,426	3,505,582
Haynes International, Inc.	48,178	2,317,362
HeartWare International, Inc.*	35,458	3,277,028
Hi-Tech Pharmacal Co., Inc. (a)	133,660	4,803,740
Jack in the Box, Inc.*	62,969	2,524,427
Jarden Corp.* (a)	117,630	5,348,636
Leucadia National Corp.	175,747	4,715,292
Manitowoc Co., Inc. (a)	258,432	5,305,609
MICROS Systems, Inc.* (a)	53,040	2,584,639
NxStage Medical, Inc.*	195,870	2,538,475
Oasis Petroleum, Inc.* (a)	60,079	2,525,721
Ocwen Financial Corp.*	114,343	5,445,014
Oil States International, Inc.*	37,236	3,620,456
Pacira Pharmaceuticals, Inc.*	271,337	9,206,465
PTC, Inc.*	95,711	2,591,854
Roadrunner Transportation Systems, Inc.*	128,485	3,884,102
Rosetta Resources, Inc.*	46,788	2,134,001
Sears Hometown & Outlet Stores, Inc.*	103,481	4,508,667
Signature Bank* (a)	35,057	3,209,468
Sinclair Broadcast Group, Inc. "A"	78,733	2,221,058
Sunshine Heart, Inc.*	348,480	2,589,206
Tenneco, Inc.*	81,459	3,936,914
The Bancorp., Inc.*	150,846	2,262,690
Thoratec Corp.*	114,046	3,739,568
TIBCO Software, Inc.*	128,760	3,211,274
TiVo, Inc.* (a)	227,136	2,509,853
Tristate Capital Holdings, Inc.*	176,806	2,365,664
United Rentals, Inc.* (a)	71,915	4,122,168
Urban Outfitters, Inc.*	92,407	3,932,842
WABCO Holdings, Inc.*	62,052	4,905,831
Waddell & Reed Financial, Inc. "A"	105,555	5,389,638
WageWorks, Inc.*	100,425	3,391,352
Zions Bancorp. (a)	149,618	4,434,678

(Cost $131,049,663)		198,610,614

Total Common Stocks (Cost $295,744,278)		441,788,847
Warrants 0.0%
Malaysia
Hartalega Holdings Bhd., Expiration Date 5/29/2015* (Cost $0)	219,112	130,901
Securities Lending Collateral 12.3%
Daily Assets Fund Institutional, 0.10% (c) (d) (Cost $56,599,310)	56,599,310	56,599,310
Cash Equivalents 4.5%
Central Cash Management Fund, 0.05% (c) (Cost $20,712,736)	20,712,736	20,712,736

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $373,056,324) †	112.5	519,231,794
Other Assets and Liabilities, Net	(12.5)	(57,531,758)

Net Assets	100.0	461,700,036

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $373,332,334.  At July 31, 2013, net unrealized appreciation for all securities based on tax cost was $145,899,460.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $162,778,523 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,879,063.

(a)	All or a portion of these securities were on loan. The value of securities loaned at July 31, 2013 amounted to $55,682,168 which is 12.1% of net assets.
(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At July 31, 2013 the DWS Global Small Cap Growth Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Warrants
Industrials	110,792,807	25.0%
Consumer Discretionary	105,587,115	23.9%
Financials	76,818,052	17.4%
Health Care	57,798,985	13.1%
Information Technology	33,510,668	7.6%
Energy	27,097,948	6.1%
Consumer Staples	24,202,189	5.5%
Materials	6,111,984	1.4%
Total	441,919,748	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks & Warrants
Australia	$—	$1,371,324	$—	$1,371,324
Bermuda	3,748,571	—	—	3,748,571
Brazil	2,682,563	—	—	2,682,563
Canada	4,775,910	—	—	4,775,910
China	1,528,056	5,988,078	—	7,516,134
Cyprus	—	4,446,110	—	4,446,110
Denmark	—	4,873,874	—	4,873,874
France	3,061,452	4,616,470	—	7,677,922
Germany	—	19,620,212	—	19,620,212
Gibraltar	—	1,701,745	—	1,701,745
Hong Kong	—	13,488,426	—	13,488,426
Indonesia	—	5,735,121	—	5,735,121
Ireland	—	17,162,349	—	17,162,349
Italy	—	2,667,857	—	2,667,857
Japan	—	36,488,902	—	36,488,902
Luxembourg	—	1,277,737	—	1,277,737
Malaysia	—	6,466,316	130,901	6,597,217
Netherlands	4,326,759	14,916,763	—	19,243,522
Panama	3,735,425	—	—	3,735,425
Philippines	—	8,794,893	—	8,794,893
Singapore	—	8,004,907	—	8,004,907
Switzerland	—	8,358,007	—	8,358,007
Thailand	—	5,013,925	—	5,013,925
United Kingdom	—	48,326,481	—	48,326,481
United States	198,610,614	—	—	198,610,614
Short-Term Investments (e)	77,312,046	—	—	77,312,046
Total	$299,781,396	$219,319,497	$130,901	$519,231,794

There have been no transfers between fair value measurement levels during the period ended July 31, 2013.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Small Cap Growth Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 20, 2013